UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21574
Eaton Vance Floating-Rate Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
May 31
Date of Fiscal Year End
November 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Floating-Rate Income Trust (EFT) Semiannual Report November 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2011
Eaton Vance
Floating-Rate Income Trust

Table of Contents
Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Financial Statements	5
Officers and Trustees	36
Important Notices	37

Eaton Vance
Floating-Rate Income Trust
November 30, 2011
Performance1,2
Portfolio Managers Scott H. Page, CFA; Ralph Hinckley, CFA

% Average Annual Total Returns	Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund at NAV	6/29/2004	-1.87%	4.39%	3.59%	4.61%
Fund at Market Price	—	-8.40	-4.27	3.21	4.07
S&P/LSTA Leveraged Loan Index	6/29/2004[1]	-1.92%	2.26%	4.20%	4.64

% Premium/Discount to NAV

Distributions [3]					-3.77%

Total Distributions per share for the period					$0.483
Distribution Rate at NAV					6.52%
Distribution Rate at Market Price					6.77%

% Total Leverage [4]

Auction Preferred Shares (APS)					8.93%
Borrowings					27.90
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Floating-Rate Income Trust
November 30, 2011
Fund Profile

Top 10 Holdings (% of total investments)[5]

SunGard Data Systems, Inc.	1.3%
Intelsat Jackson Holdings SA	1.3
Rite Aid Corp.	1.1
Community Health Systems, Inc.	1.1
Aramark Corp.	1.1
HCA, Inc.	1.0
UPC Broadband Holding B.V./UPC Financing Partnership	0.9
Nielsen Finance, LLC	0.9
Pinnacle Foods Holdings Corp.	0.8
Asurion, LLC	0.8

Total	10.3%

Top 10 Sectors (% of total investments)[5]

Health Care	10.5%
Business Equipment and Services	9.9
Electronics/Electrical	5.9
Leisure Goods/Activities/Movies	4.9
Publishing	4.7
Cable and Satellite Television	4.5
Financial Intermediaries	4.4
Automotive	4.3
Chemicals and Plastics	4.1
Food Service	3.7

Total	56.9%

Credit Quality (% of loan holdings)[6]
See Endnotes and Additional Disclosures in this report.

Eaton Vance
Floating-Rate Income Trust
November 30, 2011
Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Index data is available as of month-end only.

[2]	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, the returns would be lower.

[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, net realized capital gains and return of capital.

[4]	APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its APS and borrowings, which could be reduced if Fund asset values decline.

[5]	Excludes cash and cash equivalents.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 143.7%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Aerospace and Defense — 2.7%

Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017	522	$523,354
DAE Aviation Holdings, Inc.
Term Loan, 5.43%, Maturing July 31, 2014	1,414	1,380,045
Term Loan, 5.43%, Maturing July 31, 2014	1,474	1,438,747
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017	599	592,515
Dundee Holdco 4, Ltd.
Term Loan, 4.29%, Maturing May 15, 2015	432	356,063
Term Loan, 4.79%, Maturing May 13, 2016	432	356,063
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012	1,857	1,787,266
Sequa Corp.
Term Loan, 3.63%, Maturing December 3, 2014	794	769,890
Term Loan, 7.00%, Maturing December 3, 2014	275	274,599
Spirit AeroSystems, Inc.
Term Loan, 3.50%, Maturing September 30, 2016	1,237	1,238,269
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	1,643	1,616,262
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	3,432	3,414,467
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017	440	440,662
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017	974	955,553

		$15,143,755

Air Transport — 0.5%

Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015	1,000	$960,000
Orbitz Worldwide, Inc.
Term Loan, 3.37%, Maturing July 25, 2014	2,090	1,806,651

		$2,766,651

Automotive — 6.4%

Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014	3,690	$3,568,456
Autoparts Holdings, Ltd.
Term Loan, 6.50%, Maturing July 28, 2017	475	476,781
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017	5,413	4,988,367
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017	2,181	2,172,743
Federal-Mogul Corp.
Term Loan, 2.19%, Maturing December 29, 2014	3,572	3,315,536
Term Loan, 2.19%, Maturing December 28, 2015	2,218	2,058,160
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.93%, Maturing April 30, 2014	7,175	6,941,813
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017	572	564,973
Metaldyne Company, LLC
Term Loan, 5.25%, Maturing May 18, 2017	2,392	2,360,112
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018	1,441	1,433,663
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	500	502,500
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 29, 2016	990	992,475
Tomkins, LLC
Term Loan, 4.25%, Maturing September 21, 2016	2,186	2,169,195
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017	1,172	1,169,132
Veyance Technologies, Inc.
Term Loan, 2.76%, Maturing July 31, 2014	366	333,782
Term Loan, 2.76%, Maturing July 31, 2014	2,553	2,330,403
Term Loan - Second Lien, 6.01%, Maturing July 31, 2015	850	711,875

		$36,089,966

Building and Development — 1.9%

Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	746	$738,166
Beacon Sales Acquisition, Inc.
Term Loan, 2.33%, Maturing September 30, 2013	1,136	1,095,705
Forestar Real Estate Group, Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(2)	268	251,954
Term Loan, 6.50%, Maturing August 6, 2015	2,457	2,358,629
Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016	1,908	1,909,004
NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014	166	161,911
November 2005 Land Investors, LLC
Term Loan, 0.00%, Maturing March 29, 2013(3)(4)	305	45,726
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	1,478	1,411,123

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Building and Development (continued)

RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		1,997	$1,987,386
Realogy Corp.
Term Loan, 3.20%, Maturing October 10, 2013		116	107,579
Term Loan, 3.44%, Maturing October 10, 2013		662	610,979

			$10,678,162

Business Equipment and Services — 15.1%

Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		2,438	$2,373,759
Acxiom Corp.
Term Loan, 3.35%, Maturing March 15, 2015		831	834,824
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		2,109	2,084,456
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		5,179	4,700,231
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017		647	646,750
Altegrity, Inc.
Term Loan, 3.00%, Maturing February 21, 2015		784	731,691
Term Loan, 7.75%, Maturing February 20, 2015		860	854,060
Audatex North America, Inc.
Term Loan, 3.31%, Maturing May 16, 2014	EUR	811	1,074,054
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		800	788,000
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.63%, Maturing February 7, 2014		682	559,645
Term Loan, 3.80%, Maturing February 7, 2014		823	683,268
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		1,315	1,310,131
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		1,294	1,248,227
ClientLogic Corp.
Term Loan, 7.14%, Maturing January 30, 2017		1,790	1,673,689
Crawford & Company
Term Loan, 5.00%, Maturing October 30, 2013		1,252	1,252,218
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 7, 2016		820	808,162
Education Management, LLC
Term Loan, 2.13%, Maturing June 3, 2013		3,731	3,522,626
Endurance International Group, Inc. (The)
Term Loan, 8.00%, Maturing October 3, 2016		950	954,750
Fidelity National Information Solutions, Inc.
Term Loan, 5.25%, Maturing July 18, 2016		1,721	1,727,833
Go Daddy Operating Company, LLC
Term Loan, Maturing September 29, 2017(5)		1,650	1,650,000
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		1,428	1,424,846
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		3,241	3,200,712
Kronos, Inc.
Term Loan, 2.12%, Maturing June 11, 2014		1,138	1,092,540
Term Loan, 6.12%, Maturing June 11, 2015		1,000	942,500
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		2,367	2,337,629
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017		902	888,347
Mitchell International, Inc.
Term Loan, 2.38%, Maturing March 28, 2014		962	918,315
Term Loan - Second Lien, 5.63%, Maturing March 30, 2015		1,000	936,250
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		3,300	3,322,438
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016		1,778	1,744,172
National CineMedia, LLC
Term Loan, 1.84%, Maturing February 13, 2015		2,162	2,092,478
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016		1,712	1,699,332
Quantum Corp.
Term Loan, 3.83%, Maturing July 14, 2014		82	80,081
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		4,838	4,724,993
Sabre, Inc.
Term Loan, 2.31%, Maturing September 30, 2014		7,231	5,961,787
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		771	757,630
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		1,000	984,375
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		720	720,462
SunGard Data Systems, Inc.
Term Loan, 2.00%, Maturing February 28, 2014		2,181	2,150,839
Term Loan, 3.98%, Maturing February 26, 2016		9,964	9,714,441
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		948	938,149
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		2,239	2,220,842

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services (continued)

Travelport, LLC
Term Loan, 4.87%, Maturing August 21, 2015		584	$488,342
Term Loan, 4.87%, Maturing August 21, 2015		2,262	1,891,938
Term Loan, 4.87%, Maturing August 21, 2015		682	570,171
Term Loan, 6.05%, Maturing August 21, 2015	EUR	741	804,225
U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(2)		134	132,458
Term Loan, 6.00%, Maturing July 28, 2017		691	680,167
West Corp.
Term Loan, 4.61%, Maturing July 15, 2016		2,126	2,114,997
Term Loan, 4.63%, Maturing July 15, 2016		747	742,586

			$85,756,416

Cable and Satellite Television — 7.1%

Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		1,462	$1,418,402
BBHI Acquisition, LLC
Term Loan, 4.50%, Maturing December 14, 2017		1,414	1,389,562
Bragg Communications, Inc.
Term Loan, 3.02%, Maturing August 31, 2014		2,030	2,014,664
Cequel Communications, LLC
Term Loan, 2.25%, Maturing November 5, 2013		2,124	2,098,103
Charter Communications Operating, LLC
Term Loan, 3.62%, Maturing September 6, 2016		990	977,253
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		574	567,827
CSC Holdings, Inc.
Term Loan, 3.26%, Maturing March 29, 2016		3,740	3,637,010
Insight Midwest Holdings, LLC
Term Loan, 2.00%, Maturing April 7, 2014		3,512	3,480,381
Lavena Holdings 4 GmbH
Term Loan, 4.20%, Maturing March 6, 2015	EUR	369	382,786
Term Loan, 4.45%, Maturing March 4, 2016	EUR	369	382,786
Term Loan, 8.83%, Maturing March 6, 2017(6)	EUR	443	307,364
Term Loan - Second Lien, 5.58%, Maturing September 2, 2016	EUR	565	470,203
MCC Iowa, LLC
Term Loan, 1.95%, Maturing January 30, 2015		3,772	3,574,221
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		913	889,460
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,654	1,618,224
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		3,903	3,691,213
Term Loan, 5.50%, Maturing March 31, 2017		980	968,669
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		1,517	1,490,821
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.97%, Maturing July 1, 2016	EUR	1,781	2,201,612
UPC Broadband Holding B.V.
Term Loan, 5.12%, Maturing December 31, 2016	EUR	2,614	3,280,321
Term Loan, 5.37%, Maturing December 29, 2017	EUR	1,732	2,187,556
UPC Financing Partnership
Term Loan, 3.87%, Maturing December 30, 2016		429	418,409
Term Loan, 3.75%, Maturing December 29, 2017		1,410	1,374,776
Term Loan, 4.75%, Maturing December 29, 2017		425	420,662
YPSO Holding SA
Term Loan, 4.81%, Maturing June 6, 2016(6)	EUR	204	225,143
Term Loan, 4.81%, Maturing June 6, 2016(6)	EUR	243	268,592
Term Loan, 4.81%, Maturing June 6, 2016(6)	EUR	497	548,876

			$40,284,896

Chemicals and Plastics — 6.3%

Arizona Chemical, Inc.
Term Loan, 5.50%, Maturing November 21, 2016		350	$350,521
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,200	2,210,485
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		624	622,418
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		916	916,409
Huntsman International, LLC
Term Loan, 1.83%, Maturing April 21, 2014		573	557,780
Term Loan, 2.58%, Maturing June 30, 2016		855	817,401
Term Loan, 2.88%, Maturing April 19, 2017		1,563	1,503,426
Ineos Holdings, Ltd.
Term Loan, 9.00%, Maturing June 16, 2015	EUR	1,250	1,500,864
Ineos US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013		2,632	2,652,193
Term Loan, 8.00%, Maturing December 16, 2014		2,624	2,643,557
MacDermid, Inc.
Term Loan, 2.26%, Maturing April 11, 2014		480	469,163
Momentive Performance Materials, Inc. (Nautilus)
Term Loan, 3.81%, Maturing May 5, 2015		3,262	3,113,291
Momentive Specialty Chemicals, Inc.
Term Loan, 4.00%, Maturing May 5, 2015		479	457,206

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Chemicals and Plastics (continued)

Term Loan, 4.00%, Maturing May 5, 2015		1,879	$1,800,770
Term Loan, 4.13%, Maturing May 5, 2015		845	809,656
Nalco Co.
Term Loan, 7.25%, Maturing October 5, 2017		1,559	1,562,498
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		1,400	1,393,000
OM Group, Inc.
Term Loan, 5.75%, Maturing August 2, 2017		575	572,125
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		990	978,863
Rockwood Specialties Group, Inc.
Term Loan, 3.50%, Maturing February 9, 2018		2,388	2,401,929
Schoeller Arca Systems Holding B.V.
Term Loan, 6.04%, Maturing November 16, 2015	EUR	72	70,881
Term Loan, 6.04%, Maturing November 16, 2015	EUR	206	202,095
Term Loan, 6.04%, Maturing November 16, 2015	EUR	222	217,474
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017		2,351	2,357,838
Styron S.A.R.L., LLC
Term Loan, 6.00%, Maturing August 2, 2017		3,126	2,704,314
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		2,762	2,685,741

			$35,571,898

Clothing / Textiles — 0.2%

Phillips-Van Heusen Corp.
Term Loan, 3.50%, Maturing May 6, 2016		621	$623,063
Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		549	545,882

			$1,168,945

Conglomerates — 2.7%

Financiere SPIE S.A.S.
Term Loan, 5.95%, Maturing June 29, 2018	EUR	2,000	$2,553,029
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		192	190,989
Term Loan, 7.75%, Maturing September 22, 2014		250	245,625
Term Loan, 8.25%, Maturing September 22, 2014		77	75,599
Rexnord Corp.
Term Loan, 2.56%, Maturing July 19, 2013		333	328,166
Term Loan, 2.89%, Maturing July 19, 2013		4,425	4,377,985
RGIS Holdings, LLC
Term Loan, 2.87%, Maturing April 30, 2014		128	123,203
Term Loan, 2.87%, Maturing April 30, 2014		2,560	2,464,067
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		2,549	2,552,957
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		2,500	2,459,451

			$15,371,071

Containers and Glass Products — 2.8%

Berry Plastics Corp.
Term Loan, 2.25%, Maturing April 3, 2015		1,852	$1,756,829
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		76	74,161
Term Loan, 4.50%, Maturing February 23, 2018		821	804,502
Consolidated Container Co., LLC
Term Loan - Second Lien, 5.75%, Maturing September 28, 2014		1,000	833,750
Graphic Packaging International, Inc.
Term Loan, 3.14%, Maturing May 16, 2014		1,136	1,134,928
Hilex Poly Co., LLC
Term Loan, 11.25%, Maturing November 16, 2015		925	906,500
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		868	861,924
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		3,010	2,949,678
Term Loan, 6.50%, Maturing August 9, 2018		3,175	3,131,344
Sealed Air Corp.
Term Loan, 4.75%, Maturing October 3, 2018		716	722,798
Smurfit Kappa Acquisitions
Term Loan, 3.52%, Maturing December 31, 2014		1,325	1,322,018
Term Loan, 3.77%, Maturing December 31, 2014		1,325	1,322,018

			$15,820,450

Cosmetics / Toiletries — 1.0%

Bausch & Lomb, Inc.
Term Loan, 3.51%, Maturing April 24, 2015		679	$666,780
Term Loan, 3.59%, Maturing April 24, 2015		2,785	2,737,553
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.25%, Maturing November 28, 2014		1,075	688,000
Prestige Brands, Inc.
Term Loan, 4.78%, Maturing March 24, 2016		1,428	1,431,592

			$5,523,925

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Drugs — 1.7%

Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		1,613	$1,559,053
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		1,450	1,453,020
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		1,368	1,374,306
Graceway Pharmaceuticals, LLC
Term Loan, 0.00%, Maturing May 3, 2012(3)		595	553,584
Term Loan, 14.00%, Maturing November 3, 2013(6)		323	2,219
Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(3)		1,500	34,219
Warner Chilcott Co., LLC
Term Loan, 3.75%, Maturing March 17, 2016		713	703,196
Term Loan, 4.25%, Maturing March 15, 2018		904	894,423
Term Loan, 4.25%, Maturing March 15, 2018		1,808	1,788,847
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		1,243	1,229,832

			$9,592,699

Ecological Services and Equipment — 0.1%

Cory Environmental Acquisitions, Ltd.
Term Loan - Second Lien, 5.04%, Maturing September 30, 2014(6)	GBP	526	$286,505

			$286,505

Electronics / Electrical — 9.2%

Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		1,273	$1,206,227
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		2,760	2,746,666
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		1,075	1,048,573
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		638	615,896
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		2,289	2,276,103
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		2,640	2,633,465
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		1,820	1,820,438
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		2,943	2,790,588
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		500	470,625
Term Loan, 5.50%, Maturing May 31, 2016		1,390	1,307,867
FCI International S.A.S.
Term Loan, 3.72%, Maturing November 1, 2013		137	133,990
Term Loan, 3.72%, Maturing November 1, 2013		137	133,991
Term Loan, 3.72%, Maturing November 1, 2013		143	139,179
Term Loan, 3.72%, Maturing November 1, 2013		143	139,179
Freescale Semiconductor, Inc.
Term Loan, 4.50%, Maturing December 1, 2016		4,485	4,261,045
Infor Enterprise Solutions Holdings
Term Loan, 5.75%, Maturing March 3, 2014		500	397,500
Term Loan, 5.00%, Maturing July 28, 2015		1,442	1,312,404
Term Loan, 6.00%, Maturing July 28, 2015		1,616	1,519,228
Term Loan, 6.00%, Maturing July 28, 2015		3,098	2,911,852
Term Loan - Second Lien, 6.51%, Maturing March 3, 2014		183	150,333
Term Loan - Second Lien, 6.51%, Maturing March 3, 2014		317	260,195
Microsemi Corp.
Term Loan, 5.75%, Maturing February 2, 2018		1,775	1,779,438
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018		1,075	1,076,335
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017		3,060	2,891,346
Term Loan, Maturing December 12, 2017(5)		1,175	1,131,305
Open Solutions, Inc.
Term Loan, 2.55%, Maturing January 23, 2014		2,845	2,450,869
SafeNet, Inc.
Term Loan, 2.76%, Maturing April 12, 2014		1,936	1,863,003
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		3,965	3,934,333
Serena Software, Inc.
Term Loan, 4.34%, Maturing March 10, 2016		991	941,660
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016		938	933,745
SkillSoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017		300	300,000
Term Loan, 6.50%, Maturing May 26, 2017		978	973,494
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015		554	550,592
SS&C Technologies, Inc.
Term Loan, 4.25%, Maturing November 23, 2012		460	458,461
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		846	841,521

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Electronics / Electrical (continued)

VeriFone, Inc.
Term Loan, 3.01%, Maturing October 31, 2013	735	$735,250
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	1,112	1,091,223
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	2,450	2,180,500

		$52,408,419

Equipment Leasing — 0.6%

BakerCorp. International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	948	$941,702
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016	1,625	1,629,063
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015	950	957,125

		$3,527,890

Farming / Agriculture — 0.3%

Wm. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016	1,620	$1,609,923

		$1,609,923

Financial Intermediaries — 6.0%

AmWINS Group, Inc.
Term Loan, 4.59%, Maturing June 8, 2013	948	$924,416
Term Loan - Second Lien, 5.86%, Maturing June 8, 2014	500	476,250
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017	1,450	1,384,750
CB Richard Ellis Services, Inc.
Term Loan, 3.51%, Maturing March 5, 2018	770	751,545
Term Loan, 3.75%, Maturing September 4, 2019	727	709,793
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018	1,870	1,814,203
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	1,390	1,383,498
First Data Corp.
Term Loan, 3.01%, Maturing September 24, 2014	257	228,442
Term Loan, 3.01%, Maturing September 24, 2014	1,239	1,099,729
Term Loan, 3.01%, Maturing September 24, 2014	2,988	2,653,701
Term Loan, 4.26%, Maturing March 23, 2018	1,636	1,371,053
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,378	1,326,314
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	1,279	1,279,142
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	1,057	1,041,605
LPL Holdings, Inc.
Term Loan, 2.03%, Maturing June 28, 2013	1,004	996,079
Term Loan, 4.25%, Maturing June 25, 2015	3,160	3,156,109
Term Loan, 5.25%, Maturing June 28, 2017	2,343	2,360,679
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017	723	722,284
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018	1,253	1,245,406
Nuveen Investments, Inc.
Term Loan, 3.39%, Maturing November 13, 2014	1,811	1,721,907
Term Loan, 5.90%, Maturing May 12, 2017	2,616	2,492,171
Term Loan, Maturing May 13, 2017(5)	600	589,500
RJO Holdings Corp.
Term Loan, 6.26%, Maturing December 10, 2015(4)	15	12,487
Term Loan, 7.01%, Maturing December 10, 2015(4)	485	366,670
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	3,940	3,911,807

		$34,019,540

Food Products — 4.7%

American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018	741	$722,625
Dean Foods Co.
Term Loan, 1.87%, Maturing April 2, 2014	3,669	3,522,646
Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018	4,915	4,681,121
Dole Food Co., Inc.
Term Loan, 5.05%, Maturing July 6, 2018	1,100	1,097,910
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018	1,122	1,105,355
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	792	784,197
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	3,352	3,313,417
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016	1,883	1,877,602
Pinnacle Foods Holdings Corp.
Term Loan, 2.78%, Maturing April 2, 2014	7,409	7,300,246

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Food Products (continued)

Solvest, Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		2,042	$2,038,977

			$26,444,096

Food Service — 5.9%

Aramark Corp.
Term Loan, 2.11%, Maturing January 27, 2014		194	$189,885
Term Loan, 2.24%, Maturing January 27, 2014		2,401	2,354,349
Term Loan, 2.95%, Maturing January 27, 2014	GBP	1,191	1,774,574
Term Loan, 3.49%, Maturing July 26, 2016		348	340,946
Term Loan, 3.62%, Maturing July 26, 2016		5,298	5,184,303
Buffets, Inc.
Term Loan, 14.00%, Maturing April 21, 2015(6)		1,408	674,240
Term Loan, 9.62%, Maturing April 22, 2015(4)(6)		139	63,328
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		6,156	6,117,513
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		714	712,215
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		1,686	1,677,604
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		3,475	3,421,737
NPC International, Inc.
Term Loan, 2.01%, Maturing May 3, 2013		296	295,059
OSI Restaurant Partners, LLC
Term Loan, 3.42%, Maturing June 14, 2013		588	560,734
Term Loan, 2.58%, Maturing June 14, 2014		6,404	6,111,887
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		506	501,187
Selecta
Term Loan - Second Lien, 5.77%, Maturing December 28, 2015	EUR	741	584,327
U.S. Foodservice, Inc.
Term Loan, 2.76%, Maturing July 3, 2014		1,987	1,819,377
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		938	937,736

			$33,321,001

Food / Drug Retailers — 4.6%

Alliance Boots Holdings, Ltd.
Term Loan, 3.63%, Maturing July 9, 2015	GBP	2,000	$2,818,138
Term Loan, 3.91%, Maturing July 9, 2015	EUR	1,000	1,238,513
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		4,238	4,152,750
Pantry, Inc. (The)
Term Loan, 2.01%, Maturing May 15, 2014		242	234,031
Term Loan, 2.01%, Maturing May 15, 2014		840	812,742
Rite Aid Corp.
Term Loan, 2.01%, Maturing June 4, 2014		8,358	7,914,301
Term Loan, 4.50%, Maturing March 2, 2018		2,405	2,285,218
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		3,018	2,962,429
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		3,657	3,552,411

			$25,970,533

Health Care — 16.5%

1-800 Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		902	$897,367
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		2,650	2,593,688
Alliance Healthcare Services
Term Loan, 7.25%, Maturing June 1, 2016		1,253	1,124,572
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		1,256	1,230,758
Term Loan, 6.50%, Maturing September 18, 2015		750	735,000
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		581	570,724
Term Loan, 8.50%, Maturing April 14, 2015		581	570,724
Biomet, Inc.
Term Loan, 3.32%, Maturing March 25, 2015		6,806	6,594,791
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		1,716	1,526,070
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(6)		135	113,556
Catalent Pharma Solutions
Term Loan, 2.51%, Maturing April 10, 2014		2,346	2,225,649
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		878	872,230
Community Health Systems, Inc.
Term Loan, 2.51%, Maturing July 25, 2014		348	336,636
Term Loan, 2.75%, Maturing July 25, 2014		6,765	6,549,864
Term Loan, 3.95%, Maturing January 25, 2017		3,395	3,286,898
ConMed Corp.
Term Loan, 1.76%, Maturing April 12, 2013		479	469,747
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		995	976,331

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Health Care (continued)

CRC Health Corp.
Term Loan, 4.87%, Maturing November 16, 2015		2,034	$1,896,776
Dako EQT Project Delphi
Term Loan - Second Lien, 4.12%, Maturing December 12, 2016		500	414,375
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		3,375	3,357,628
DJO Finance, LLC
Term Loan, 3.26%, Maturing May 20, 2014		714	691,059
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		1,497	1,287,799
Emergency Medical Services Corp.
Term Loan, 5.25%, Maturing May 25, 2018		1,997	1,940,691
Fresenius US Finance I, Inc.
Term Loan, 3.50%, Maturing September 10, 2014		308	306,853
Term Loan, 3.50%, Maturing September 10, 2014		686	684,980
Grifols, Inc.
Term Loan, 6.00%, Maturing June 1, 2017		2,394	2,395,994
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		744	718,322
HCA, Inc.
Term Loan, 3.62%, Maturing March 31, 2017		6,452	6,151,185
Term Loan, 3.62%, Maturing May 1, 2018		2,690	2,557,073
Health Management Associates, Inc.
Term loan, Maturing November 16, 2018(5)		1,675	1,668,196
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		1,891	1,832,997
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		775	779,521
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		2,131	2,099,373
Term Loan, 6.75%, Maturing May 15, 2018		1,322	1,301,862
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		2,070	1,937,862
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		4,575	4,603,594
Lifepoint Hospitals, Inc.
Term Loan, 3.28%, Maturing April 15, 2015		2,251	2,225,362
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		959	955,250
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		973	933,660
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		3,777	3,574,115
Pharmaceutical Products Development
Term Loan, Maturing November 19, 2018(5)		2,200	2,171,583
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		719	714,973
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		2,610	2,505,840
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		1,207	1,144,282
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		819	818,301
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018		3,392	3,161,516
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	245	304,651
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,671	1,641,573
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		2,355	2,342,743
Vanguard Health Holding Co., II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		1,773	1,755,436
VWR Funding, Inc.
Term Loan, 2.76%, Maturing June 30, 2014		2,142	2,067,430

			$93,617,460

Home Furnishings — 0.8%

Hunter Fan Co.
Term Loan, 2.76%, Maturing April 16, 2014		368	$338,863
National Bedding Co., LLC
Term Loan, 3.88%, Maturing November 28, 2013		1,437	1,425,959
Term Loan - Second Lien, 5.50%, Maturing February 28, 2014		2,050	2,003,875
Yankee Candle Co., Inc. (The)
Term Loan, 2.26%, Maturing February 6, 2014		651	638,995

			$4,407,692

Industrial Equipment — 2.6%

Alliance Laundry Systems, LLC
Term Loan, 6.25%, Maturing September 30, 2016		891	$890,671
Butterfly Wendel US, Inc.
Term Loan, 3.44%, Maturing June 23, 2014		301	288,267
Term Loan, 4.19%, Maturing June 22, 2015		300	288,173
Colfax Corp.
Term Loan, Maturing December 7, 2018(5)		1,475	1,460,250

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Industrial Equipment (continued)

Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		990	$965,250
Generac CCMP Acquisition Corp.
Term Loan, 2.79%, Maturing November 11, 2013		1,312	1,294,064
Husky Injection Molding Systems, Ltd.
Term Loan, 6.50%, Maturing June 30, 2018		1,498	1,493,132
KION Group GmbH
Term Loan, 3.76%, Maturing December 23, 2014(6)		1,029	770,801
Term Loan, 4.01%, Maturing December 23, 2015(6)		1,029	770,801
Manitowoc Co., Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		773	763,882
Polypore, Inc.
Term Loan, 2.26%, Maturing July 3, 2014		4,590	4,541,535
Terex Corp.
Term Loan, 5.50%, Maturing April 28, 2017		800	803,000
Unifrax Corp.
Term Loan, 7.00%, Maturing November 19, 2018		425	425,000

			$14,754,826

Insurance — 4.1%

Alliant Holdings I, Inc.
Term Loan, 3.37%, Maturing August 21, 2014		3,657	$3,624,915
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		1,563	1,529,970
Asurion, LLC
Term Loan, 5.50%, Maturing May 24, 2018		6,181	5,974,018
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		1,250	1,210,156
C.G. JCF Corp.
Term Loan, 3.26%, Maturing August 1, 2014		616	600,962
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		1,617	1,619,907
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		1,167	1,169,256
HUB International Holdings, Inc.
Term Loan, 2.87%, Maturing June 13, 2014		426	408,064
Term Loan, 2.87%, Maturing June 13, 2014		1,896	1,815,816
Term Loan, 6.75%, Maturing June 13, 2014		613	609,437
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	1,000	1,448,618
U.S.I. Holdings Corp.
Term Loan, 2.76%, Maturing May 5, 2014		3,314	3,212,269

			$23,223,388

Leisure Goods / Activities / Movies — 7.5%

Alpha D2, Ltd.
Term Loan, 2.53%, Maturing December 31, 2013		864	$824,967
Term Loan, 2.53%, Maturing December 31, 2013		1,582	1,509,752
Term Loan - Second Lien, 3.90%, Maturing June 30, 2014		2,000	1,846,250
AMC Entertainment, Inc.
Term Loan, 3.51%, Maturing December 16, 2016		5,389	5,278,933
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		1,496	1,486,898
Bombardier Recreational Products
Term Loan, 2.90%, Maturing June 28, 2013		3,015	2,954,253
Bright Horizons Family Solutions, Inc.
Term Loan, 4.26%, Maturing May 28, 2015		1,034	1,023,272
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		921	919,754
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		2,219	2,220,388
Cinemark USA, Inc.
Term Loan, 3.57%, Maturing April 29, 2016		3,874	3,854,200
Clubcorp Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		1,720	1,710,965
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		985	980,075
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.25%, Maturing May 11, 2013		62	61,543
Term Loan, 6.25%, Maturing May 11, 2013		881	873,908
Fender Musical Instruments Corp.
Term Loan, 2.51%, Maturing June 9, 2014		285	265,129
Term Loan, 2.51%, Maturing June 9, 2014		564	524,765
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		2,586	2,569,465
Regal Cinemas Corp.
Term Loan, 3.37%, Maturing August 23, 2017		4,020	3,986,966
Revolution Studios Distribution Co., LLC
Term Loan, 4.01%, Maturing December 21, 2014		1,011	743,001
Term Loan - Second Lien, 7.26%, Maturing June 21, 2015(4)		900	278,460
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		1,885	1,880,404
Six Flags Theme Parks, Inc.
Term Loan, 5.37%, Maturing June 30, 2016		3,506	3,508,764
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018		1,133	1,118,591
Zuffa, LLC
Term Loan, 2.31%, Maturing June 19, 2015		1,932	1,864,433

			$42,285,136

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Lodging and Casinos — 3.0%

Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		1,169	$1,168,540
Caesars Entertainment Operating Co.
Term Loan, 3.36%, Maturing January 28, 2015		408	347,395
Term Loan, 3.42%, Maturing January 28, 2015		3,498	2,983,908
Term Loan, 3.42%, Maturing January 28, 2015		750	638,554
Term Loan, 9.50%, Maturing October 31, 2016		2,948	2,914,341
Gala Group, Ltd.
Term Loan, 5.74%, Maturing May 30, 2018	GBP	1,850	2,319,555
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		1,042	1,039,303
Las Vegas Sands, LLC
Term Loan, 1.84%, Maturing May 23, 2014		176	171,615
Term Loan, 1.84%, Maturing May 23, 2014		814	796,067
Term Loan, 2.84%, Maturing November 23, 2016		392	375,721
Term Loan, 2.84%, Maturing November 23, 2016		1,338	1,286,602
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		1,822	1,587,909
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,272	1,277,036
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		189	207,506

			$17,114,052

Nonferrous Metals / Minerals — 1.4%

Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		3,162	$3,162,000
Noranda Aluminum Acquisition Corp.
Term Loan, 2.01%, Maturing May 16, 2014		300	292,426
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		2,308	2,279,680
Oxbow Carbon and Mineral Holdings, LLC
Term Loan, 3.87%, Maturing May 8, 2016		2,207	2,132,726

			$7,866,832

Oil and Gas — 2.9%

Big West Oil, LLC
Term Loan, 7.00%, Maturing March 31, 2016		203	$203,645
Buffalo Gulf Coast Terminals, LLC
Term Loan, 7.50%, Maturing October 31, 2017		625	628,125
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		238	238,616
Term Loan, 9.00%, Maturing June 23, 2017		2,839	2,892,295
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016		529	537,097
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		2,305	2,275,083
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		2,319	2,320,154
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		1,375	1,362,540
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		4,082	4,091,855
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		120	119,709
Term Loan, 6.50%, Maturing April 20, 2017		196	195,986
Term Loan, 6.50%, Maturing April 20, 2017		1,478	1,479,049

			$16,344,154

Publishing — 6.3%

Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016		1,241	$1,211,679
Aster Zweite Beteiligungs GmbH
Term Loan, 4.80%, Maturing December 31, 2014		1,834	1,614,228
Term Loan, 4.80%, Maturing December 30, 2016		1,642	1,444,529
Term Loan, 4.80%, Maturing December 30, 2016		1,850	1,628,000
Cengage Learning Acquisitions, Inc.
Term Loan, 2.51%, Maturing July 3, 2014		992	839,845
GateHouse Media Operating, Inc.
Term Loan, 2.26%, Maturing August 28, 2014		643	147,377
Term Loan, 2.26%, Maturing August 28, 2014		1,507	345,768
Term Loan, 2.50%, Maturing August 28, 2014		741	170,050
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		2,452	2,460,916
Instant Web, Inc.
Term Loan, 3.64%, Maturing August 7, 2014		187	177,036
Term Loan, 3.64%, Maturing August 7, 2014		1,797	1,698,317
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		2,579	2,546,556
Lamar Media Corp.
Term Loan, 4.00%, Maturing December 30, 2016		614	614,640
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		5,990	5,590,368
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		301	289,230
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		5,113	4,914,998

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Publishing (continued)

Nelson Education, Ltd.
Term Loan, 2.87%, Maturing July 3, 2014		462	$372,076
Nielsen Finance, LLC
Term Loan, 2.25%, Maturing August 9, 2013		5,768	5,694,560
Term Loan, 4.00%, Maturing May 2, 2016		1,963	1,939,546
SGS International, Inc.
Term Loan, 3.76%, Maturing September 30, 2013		506	500,931
Source Interlink Companies, Inc.
Term Loan, 7.25%, Maturing June 18, 2013		895	861,776
Term Loan, 15.00%, Maturing March 18, 2014(6)		652	603,101

			$35,665,527

Radio and Television — 4.2%

Block Communications, Inc.
Term Loan, 2.26%, Maturing December 21, 2012		895	$893,137
Clear Channel Communication
Term Loan, 3.91%, Maturing January 28, 2016		1,500	1,121,876
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		5,200	5,087,332
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 30, 2018		625	623,698
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		1,497	1,465,741
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014		708	695,244
HIT Entertainment, Inc.
Term Loan, 5.50%, Maturing June 1, 2012		955	946,792
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		998	985,031
Miramax Film NY, LLC
Term Loan, 8.25%, Maturing May 20, 2016		943	943,269
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		587	584,379
New Young Broadcasting Holding Co., Inc.
Term Loan, 8.00%, Maturing June 30, 2015		216	214,094
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		919	914,044
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		998	957,600
Univision Communications, Inc.
Term Loan, 2.26%, Maturing September 29, 2014		3,423	3,277,642
Term Loan, 4.51%, Maturing March 31, 2017		3,423	3,076,533
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		2,264	2,258,910

			$24,045,322

Retailers (Except Food and Drug) — 4.8%

Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		3,233	$3,230,480
BJ’s Wholesale Club, Inc.
Term Loan, 7.00%, Maturing September 28, 2018		2,200	2,204,125
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,446	1,421,063
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		2,043	2,035,689
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		1,816	1,667,362
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		1,995	1,922,669
Michaels Stores, Inc.
Term Loan, 2.66%, Maturing October 31, 2013		1,852	1,803,250
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		3,450	3,324,506
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		1,386	1,346,846
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		1,996	1,996,911
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		1,368	1,360,429
Service Master Co.
Term Loan, 2.76%, Maturing July 24, 2014		225	213,316
Term Loan, 2.77%, Maturing July 24, 2014		2,255	2,142,046
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,588	1,490,735
Vivarte SA
Term Loan, 3.09%, Maturing March 9, 2015	EUR	29	28,946
Term Loan, 3.09%, Maturing March 9, 2015	EUR	62	63,288
Term Loan, 3.09%, Maturing March 9, 2015	EUR	347	351,766
Term Loan, 3.72%, Maturing March 8, 2016	EUR	441	446,454
Term Loan, 3.72%, Maturing May 29, 2016	EUR	18	18,643
Term Loan, 3.72%, Maturing May 29, 2016	EUR	71	72,119

			$27,140,643

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Steel — 0.4%

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		771	$768,715
Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(4)(6)		772	756,512
SunCoke Energy, Inc.
Term Loan, 4.01%, Maturing July 26, 2018		574	573,563

			$2,098,790

Surface Transport — 1.1%

Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		3,955	$3,922,495
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		2,380	2,372,944

			$6,295,439

Telecommunications — 4.8%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		2,059	$1,970,196
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		948	942,887
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		11,716	11,639,970
Macquarie UK Broadcast, Ltd.
Term Loan, 2.99%, Maturing December 1, 2014	GBP	828	1,109,536
MetroPCS Wireless
Term Loan, 4.09%, Maturing November 4, 2016		987	970,357
Term Loan, 4.03%, Maturing March 16, 2018		4,527	4,418,297
NTELOS, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,219	1,201,254
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		1,047	1,040,174
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		995	993,744
Telesat Canada
Term Loan, 3.26%, Maturing October 31, 2014		155	152,471
Term Loan, 3.26%, Maturing October 31, 2014		1,809	1,774,998
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		746	749,048

			$26,962,932

Utilities — 3.5%

AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		2,910	$2,885,820
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		962	964,164
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		1,072	1,043,896
Term Loan, 4.50%, Maturing April 2, 2018		3,159	3,067,314
Dynegy Holdings, Inc.
Term Loan, 9.25%, Maturing August 4, 2016		575	575,479
Term Loan, 9.25%, Maturing August 4, 2016		1,050	1,058,400
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018		602	597,768
Invenergy, LLC
Term Loan, 9.00%, Maturing November 21, 2017		850	839,375
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		4,963	4,937,750
Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.75%, Maturing October 10, 2017		6,000	3,941,481

			$19,911,447

Total Senior Floating-Rate Interests
(identified cost $836,394,000)			$813,090,381

Corporate Bonds & Notes — 8.1%

		Principal
		Amount*
Security		(000’s omitted)	Value

Automotive — 0.0%(7)

American Axle & Manufacturing Holdings, Inc., Sr. Notes
9.25%, 1/15/17(8)		135	$143,100

			$143,100

Broadcast Radio and Television — 0.1%

XM Satellite Radio Holdings, Inc.
13.00%, 8/1/14(8)		480	$544,800

			$544,800

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Security		(000’s omitted)	Value

Building and Development — 0.7%

AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)		2,038	$1,864,770
Grohe Holding GmbH
4.447%, 1/15/14(9)(10)	EUR	1,575	1,968,184

			$3,832,954

Business Equipment and Services — 0.5%

Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18		40	$41,800
6.875%, 1/15/20		40	42,600
Education Management, LLC, Sr. Notes
8.75%, 6/1/14		445	446,112
RSC Equipment Rental, Inc., Sr. Notes
10.00%, 7/15/17(8)		750	823,125
SunGard Data Systems, Inc., Sr. Notes
10.625%, 5/15/15		1,380	1,462,800

			$2,816,437

Chemicals and Plastics — 0.2%

INEOS Group Holdings PLC, Sr. Sub. Notes
8.50%, 2/15/16(8)		75	$58,875
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(8)	EUR	1,225	1,111,072

			$1,169,947

Conglomerates — 0.0%(7)

RBS Global & Rexnord Corp.
11.75%, 8/1/16		175	$182,875

			$182,875

Containers and Glass Products — 0.2%

Berry Plastics Corp., Sr. Notes
5.153%, 2/15/15(10)		1,000	$985,000

			$985,000

Cosmetics / Toiletries — 0.3%

Revlon Consumer Products Corp.
9.75%, 11/15/15(8)		1,420	$1,519,400

			$1,519,400

Electronics / Electrical — 0.1%

NXP BV/NXP Funding, LLC
3.153%, 10/15/13(10)		761	$760,049

			$760,049

Equipment Leasing — 0.3%

International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14		1,000	$945,000
6.75%, 9/1/16(8)		400	404,000
7.125%, 9/1/18(8)		400	410,000

			$1,759,000

Financial Intermediaries — 0.9%

First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		1,000	$945,000
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15		2,250	2,754,194
8.00%, 12/15/16		260	292,906
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	1,000	1,229,485

			$5,221,585

Food Service — 0.1%

NPC International, Inc., Sr. Sub. Notes
9.50%, 5/1/14		280	$288,403

			$288,403

Forest Products — 0.0%(7)

Verso Paper Holdings, LLC/Verso Paper, Inc.
11.375%, 8/1/16		150	$90,750

			$90,750

Health Care — 0.2%

Accellent, Inc., Sr. Notes
8.375%, 2/1/17		180	$169,200
Biomet, Inc.
10.375%, 10/15/17(6)		125	134,687
11.625%, 10/15/17		600	645,000

			$948,887

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Security	(000’s omitted)	Value

Industrial Equipment — 0.2%

Terex Corp., Sr. Notes
10.875%, 6/1/16	1,000	$1,115,000

		$1,115,000

Insurance — 0.0%(7)

Alliant Holdings I, Inc.
11.00%, 5/1/15(8)	50	$51,500
HUB International Holdings, Inc., Sr. Notes
9.00%, 12/15/14(8)	140	138,250
USI Holdings Corp., Sr. Notes
4.332%, 11/15/14(8)(10)	75	68,250

		$258,000

Leisure Goods / Activities / Movies — 0.1%

AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	85	$86,275
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	105	110,250
6.875%, 12/1/13	40	42,200
7.25%, 6/15/16	25	27,000
7.25%, 3/15/18	50	52,750

		$318,475

Lodging and Casinos — 0.6%

Buffalo Thunder Development Authority
9.375%, 12/15/14(3)(8)	535	$195,275
CCM Merger, Inc.
8.00%, 8/1/13(8)	65	61,262
Harrah’s Operating Co., Inc., Sr. Notes
11.25%, 6/1/17	1,000	1,045,000
Inn of the Mountain Gods Resort & Casino, Sr. Notes
1.25%, 11/30/20(6)(8)	358	194,276
8.75%, 11/30/20(8)	155	149,575
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%, 4/1/12	165	108,075
7.125%, 8/15/14	240	122,400
6.875%, 2/15/15	260	126,100
Peninsula Gaming, LLC
10.75%, 8/15/17(8)	1,000	1,030,000
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	345	343,275
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(4)(8)	237	136,711

		$3,511,949

Nonferrous Metals / Minerals — 0.2%

Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
8.25%, 12/15/17	1,000	$1,060,000
8.50%, 12/15/19	335	360,125

		$1,420,125

Oil and Gas — 0.1%

Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	135	$145,125
Petroplus Finance, Ltd.
7.00%, 5/1/17(8)	120	72,600
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	135	152,550
SESI, LLC, Sr. Notes
6.875%, 6/1/14	65	65,325

		$435,600

Publishing — 0.5%

Laureate Education, Inc.
10.00%, 8/15/15(8)	1,100	$1,102,750
11.25%, 8/15/15(6)(8)	1,349	1,359,474
12.75%, 8/15/17(8)	105	106,575

		$2,568,799

Radio and Television — 0.2%

Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17(8)	1,000	$982,500

		$982,500

Rail Industries — 0.1%

American Railcar Industry, Sr. Notes
7.50%, 3/1/14	195	$195,731
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	500	550,000

		$745,731

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Security	(000’s omitted)	Value

Retailers (Except Food and Drug) — 0.5%

Amscan Holdings, Inc., Sr. Sub. Notes
8.75%, 5/1/14	455	$457,275
Sally Holdings, LLC, Sr. Notes
9.25%, 11/15/14	670	687,172
10.50%, 11/15/16	510	538,055
Toys “R” Us
10.75%, 7/15/17	1,000	1,082,500

		$2,765,002

Steel — 0.0%(7)

RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(3)(4)	495	$50

		$50

Surface Transport — 0.0%(7)

CEVA Group PLC, Sr. Notes
11.50%, 4/1/18(8)	115	$103,500

		$103,500

Telecommunications — 0.4%

Avaya, Inc., Sr. Notes
9.75%, 11/1/15	840	$661,500
EH Holding Corp., Sr. Notes
6.50%, 6/15/19(8)	1,000	982,500
Intelsat Bermuda, Ltd.
11.25%, 6/15/16	205	213,713
Telesat Canada/Telesat, LLC, Sr. Notes
11.00%, 11/1/15	405	434,362

		$2,292,075

Utilities — 1.6%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	5,100	$5,227,500
7.875%, 1/15/23(8)	3,825	3,968,437
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	20	20,000

		$9,215,937

Total Corporate Bonds & Notes
(identified cost $46,856,326)		$45,995,930

Asset-Backed Securities — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Alzette European CLO SA, Series 2004-1A, Class E2, 6.874%, 12/15/20(10)	$400	$322,016
Avalon Capital Ltd. 3, Series 1A, Class D, 2.456%, 2/24/19(8)(10)	589	409,754
Babson Ltd., Series 2005-1A, Class C1, 2.353%, 4/15/19(8)(10)	753	493,664
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.836%, 3/8/17(10)	985	708,705
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.153%, 7/17/19(10)	750	505,696
Comstock Funding Ltd., Series 2006-1A, Class D, 4.773%, 5/30/20(8)(10)	692	448,968
First CLO Ltd., Series 2004-1A1, Class C, 2.722%, 7/27/16(8)(10)	1,000	910,551

Total Asset-Backed Securities
(identified cost $5,013,331)		$3,799,354

Common Stocks — 2.0%

Security	Shares	Value

Automotive — 0.5%

Dayco Products, LLC(11)(12)	20,780	$836,395
Hayes Lemmerz International, Inc.(11)(12)	35,798	1,924,142

		$2,760,537

Building and Development — 0.1%

Panolam Industries International, Inc.(4)(11)(13)	280	$239,131
United Subcontractors, Inc.(4)(11)(12)	569	33,312

		$272,443

Diversified Manufacturing — 0.0%(7)

MEGA Brands, Inc.(11)	17,863	$146,815

		$146,815

Financial Intermediaries — 0.0%(7)

RTS Investor Corp.(4)(11)(12)	168	$44,345

		$44,345

Food Service — 0.0%

Buffets, Inc.(4)(11)(12)	25,547	$0

		$0

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Leisure Goods / Activities / Movies — 0.2%

Metro-Goldwyn-Mayer Holdings, Inc.(11)(12)	66,174	$1,273,849

		$1,273,849

Lodging and Casinos — 0.1%

Greektown Superholdings, Inc.(11)	83	$5,769
Tropicana Entertainment, Inc.(11)(12)	37,016	507,426

		$513,195

Nonferrous Metals / Minerals — 0.0%(7)

Euramax International, Inc.(4)(11)(12)	701	$210,360

		$210,360

Oil and Gas — 0.0%(7)

SemGroup Corp.(11)	1,565	$44,055

		$44,055

Publishing — 0.7%

Ion Media Networks, Inc.(4)(11)(12)	4,429	$3,543,200
MediaNews Group, Inc.(4)(11)(12)	29,104	575,969
Source Interlink Companies, Inc.(4)(11)(12)	2,290	14,244
SuperMedia, Inc.(11)(12)	10,855	21,276

		$4,154,689

Radio and Television — 0.2%

New Young Broadcasting Holding Co., Inc.(11)(12)	355	$976,250

		$976,250

Steel — 0.2%

KNIA Holdings, Inc.(4)(11)(12)	13,108	$290,071
RathGibson Acquisition Co., LLC(4)(11)(13)	22,100	682,890

		$972,961

Total Common Stocks
(identified cost $6,006,261)		$11,369,499

Warrants — 0.0%(7)

Security	Shares	Value

Oil and Gas — 0.0%(7)

SemGroup Corp., Expires 11/30/14(11)	1,647	$11,817

		$11,817

Publishing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/19/14(4)(11)(12)	1,609	$0

		$0

Radio and Television — 0.0%(7)

New Young Broadcasting Holding Co., Inc., Expires 12/24/24(11)(12)	4	$11,000

		$11,000

Retailers (Except Food and Drug) — 0.0%

Oriental Trading Co., Inc., Expires 2/11/16(4)(11)(12)	7,328	$0
Oriental Trading Co., Inc., Expires 2/11/16(4)(11)(12)	6,680	0

		$0

Total Warrants
(identified cost $6,890)		$22,817

Short-Term Investments — 3.9%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.07%(14)	$19,812	$19,812,431
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/11	2,390	2,390,459

Total Short-Term Investments
(identified cost $22,202,890)		$22,202,890

Total Investments — 158.4%
(identified cost $916,479,698)		$896,480,871

Less Unfunded Loan Commitments — (0.1)%
		$(402,511)

Net Investments — 158.3%
(identified cost $916,077,187)		$896,078,360

Other Assets, Less Liabilities — (44.2)%		$(250,093,610)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.1)%		$(80,039,640)

Net Assets Applicable to Common Shares — 100.0%		$565,945,110

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	- Euro
GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	This Senior Loan will settle after November 30, 2011, at which time the interest rate will be determined.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2011, the aggregate value of these securities is $27,590,774 or 4.9% of the Trust’s net assets applicable to common shares.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2011.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Restricted security (see Note 8).

(14)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2011.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2011

Unaffiliated investments, at value (identified cost, $896,264,756)	$876,265,929
Affiliated investment, at value (identified cost, $19,812,431)	19,812,431
Foreign currency, at value (identified cost, $33,720)	33,655
Interest receivable	5,019,063
Interest receivable from affiliated investment	742
Receivable for investments sold	7,447,424
Receivable for open forward foreign currency exchange contracts	590,060
Prepaid expenses	31,178
Other assets	10,281

Total assets	$909,210,763

Liabilities

Notes payable	$250,000,000
Payable for investments purchased	11,905,690
Payable for open forward foreign currency exchange contracts	321,716
Payable to affiliates:
Investment adviser fee	518,339
Trustees’ fees	4,856
Accrued expenses	475,412

Total liabilities	$263,226,013

Auction preferred shares (3,200 shares outstanding) at liquidation value plus cumulative unpaid dividends	$80,039,640

Net assets applicable to common shares	$565,945,110

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 37,486,982 shares issued and outstanding	$374,870
Additional paid-in capital	703,538,974
Accumulated net realized loss	(121,021,347)
Accumulated undistributed net investment income	2,952,446
Net unrealized depreciation	(19,899,833)

Net assets applicable to common shares	$565,945,110

Net Asset Value Per Common Share

($565,945,110 ÷ 37,486,982 common shares issued and outstanding)	$15.10

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	November 30, 2011

Interest and other income	$23,739,499
Interest allocated from affiliated investment	7,994
Expenses allocated from affiliated investment	(1,549)

Total investment income	$23,745,944

Expenses

Investment adviser fee	$3,377,382
Trustees’ fees and expenses	14,440
Custodian fee	198,411
Transfer and dividend disbursing agent fees	9,186
Legal and accounting services	83,640
Printing and postage	39,183
Interest expense and fees	1,667,115
Preferred shares service fee	57,660
Miscellaneous	83,266

Total expenses	$5,530,283

Deduct —
Reduction of investment adviser fee	$260,101
Reduction of custodian fee	22

Total expense reductions	$260,123

Net expenses	$5,270,160

Net investment income	$18,475,784

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,769,671)
Investment transactions allocated from affiliated investment	386
Foreign currency and forward foreign currency exchange contract transactions	2,812,730

Net realized gain	$1,043,445

Change in unrealized appreciation (depreciation) —
Investments	$(31,463,683)
Foreign currency and forward foreign currency exchange contracts	595,523

Net change in unrealized appreciation (depreciation)	$(30,868,160)

Net realized and unrealized loss	$(29,824,715)

Distributions to preferred shareholders

From net investment income	$(586,645)

Net decrease in net assets from operations	$(11,935,576)

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	May 31, 2011

From operations —
Net investment income	$18,475,784	$37,113,803
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	1,043,445	(14,691,792)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(30,868,160)	55,101,570
Distributions to preferred shareholders —
From net investment income	(586,645)	(1,225,305)

Net increase (decrease) in net assets from operations	$(11,935,576)	$76,298,276

Distributions to common shareholders —
From net investment income	$(18,105,722)	$(38,187,166)

Total distributions to common shareholders	$(18,105,722)	$(38,187,166)

Capital share transactions —
Reinvestment of distributions to common shareholders	$96,565	$1,167,878

Net increase in net assets from capital share transactions	$96,565	$1,167,878

Net increase (decrease) in net assets	$(29,944,733)	$39,278,988

Net Assets Applicable to Common Shares

At beginning of period	$595,889,843	$556,610,855

At end of period	$565,945,110	$595,889,843

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$2,952,446	$3,169,029

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Statement of Cash Flows (Unaudited)

Six Months Ended
Cash Flows From Operating Activities	November 30, 2011

Net decrease in net assets from operations	$(11,935,576)
Distributions to preferred shareholders	586,645

Net decrease in net assets from operations excluding distributions to preferred shareholders	$(11,348,931)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(141,894,328)
Investments sold and principal repayments	140,901,004
Decrease in short-term investments, net	7,847,813
Net amortization/accretion of premium (discount)	(1,798,479)
Decrease in restricted cash	782,194
Increase in interest receivable	(158,885)
Decrease in interest receivable from affiliated investment	1,716
Increase in receivable for investments sold	(7,007,936)
Increase in receivable for open forward foreign currency exchange contracts	(147,894)
Decrease in receivable from the transfer agent	97,149
Increase in prepaid expenses	(13,710)
Increase in other assets	(1,311)
Decrease in payable for investments purchased	(12,389,715)
Decrease in payable for open forward foreign currency exchange contracts	(505,208)
Increase in payable to affiliate for investment adviser fee	14,196
Decrease in payable to affiliate for Trustees’ fees	(127)
Decrease in accrued expenses	(48,603)
Decrease in unfunded loan commitments	(2,454,497)
Net change in unrealized (appreciation) depreciation from investments	31,463,683
Net realized loss from investments	1,769,671

Net cash provided by operating activities	$5,107,802

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(18,009,157)
Cash distributions to preferred shareholders	(569,226)
Proceeds from notes payable	12,000,000

Net cash used in financing activities	$(6,578,383)

Net decrease in cash*	$(1,470,581)

Cash at beginning of period(1)	$1,504,236

Cash at end of period(1)	$33,655

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$96,565
Cash paid for interest and fees on borrowings	1,658,147

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $399.
(1)	Balance includes foreign currency, at value.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Financial Highlights
Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended May 31,
	November 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$15.900		$14.880	$11.390	$16.280	$18.980	$18.910

Income (Loss) From Operations

Net investment income(1)	$0.493		$0.991	$1.008	$1.136	$2.002	$2.174
Net realized and unrealized gain (loss)	(0.794)		1.082	3.468	(4.917)	(2.701)	0.114
Distributions to preferred shareholders
From net investment income(1)	(0.016)		(0.033)	(0.044)	(0.111)	(0.575)	(0.601)

Total income (loss) from operations	$(0.317)		$2.040	$4.432	$(3.892)	$(1.274)	$1.687

Less Distributions to Common Shareholders

From net investment income	$(0.483)		$(1.020)	$(0.942)	$(0.868)	$(1.417)	$(1.617)
Tax return of capital	—		—	—	(0.130)	(0.009)	—

Total distributions to common shareholders	$(0.483)		$(1.020)	$(0.942)	$(0.998)	$(1.426)	$(1.617)

Net asset value — End of period (Common shares)	$15.100		$15.900	$14.880	$11.390	$16.280	$18.980

Market value — End of period (Common shares)	$14.530		$16.390	$14.350	$10.330	$15.130	$19.480

Total Investment Return on Net Asset Value(2)	(1.87	)%(3)	14.13%	40.07%	(22.80)%	(6.31)%	9.45%

Total Investment Return on Market Value(2)	(8.40	)%(3)	21.99%	48.94%	(24.66)%	(15.15)%	18.34%

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

Six Months Ended	Year Ended May 31,
November 30, 2011
Ratios/Supplemental Data	(Unaudited)	2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$565,945	$595,890	$556,611	$425,899	$608,310	$708,775
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.26	%(6)	1.22%	1.15%	1.24%	1.22%	1.14%
Interest and fee expense(7)	0.58	%(6)	0.65%	0.59%	2.00%	0.12%	—
Total expenses	1.84	%(6)	1.87%	1.74%	3.24%	1.34%	1.14%
Net investment income	6.47	%(6)	6.43%	7.20%	9.71%	11.68%	11.50%
Portfolio Turnover	16	%(3)	50%	43%	16%	36%	58%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses excluding interest and fees(5)	0.80	%(6)	0.78%	0.73%	0.71%	0.73%	0.71%
Interest and fee expense(7)	0.37	%(6)	0.42%	0.38%	1.15%	0.07%	—
Total expenses	1.17	%(6)	1.20%	1.11%	1.86%	0.80%	0.71%
Net investment income	4.11	%(6)	4.14%	4.61%	5.57%	6.96%	7.11%

Senior Securities:
Total notes payable outstanding (in 000’s)	$250,000	$238,000	$238,000	$96,000	$290,000	$—
Asset coverage per $1,000 of notes payable(8)	$3,584	$3,840	$3,675	$6,947	$3,598	$—
Total preferred shares outstanding	3,200	3,200	3,200	5,800	5,800	17,400
Asset coverage per preferred share	$67,878	(9)	$71,848	(9)	$68,760	(9)	$69,183	(9)	$59,955	(9)	$65,741	(10)
Involuntary liquidation preference per preferred share(11)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 10).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(9)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 272%, 287%, 275%, 277% and 240% at November 30, 2011, and May 31, 2011, 2010, 2009 and 2008, respectively.
(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(11)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Notes to Financial Statements (Unaudited) — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At May 31, 2011, the Trust, for federal income tax purposes, had a capital loss carryforward of $121,662,579 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on May 31, 2013 ($1,477,364), May 31, 2014 ($5,274,046), May 31, 2015 ($431,997), May 31, 2016 ($3,161,472), May 31, 2017 ($53,628,558), May 31, 2018 ($40,967,167) and May 31, 2019 ($16,721,975). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after May 31, 2011.

As of November 30, 2011, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust’s federal tax returns filed in the 3-year period ended May 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2011, the Trust had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

L Interim Financial Statements — The interim financial statements relating to November 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on September 16, 2004 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A, Series B and Series C, and approximately monthly for Series D and Series E by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is the greater of 1) 125% of LIBOR at the date of the auction or 2) LIBOR at the date of the auction plus 1.25%.

The number of APS issued and outstanding as of November 30, 2011 is as follows:

APS Issued and
Outstanding

Series A	640
Series B	640
Series C	640
Series D	640
Series E	640

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3 Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at November 30, 2011, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend	Dividends	Average APS	Dividend
	Rates at	Accrued to APS	Dividend	Rate
	November 30, 2011	Shareholders	Rates	Ranges (%)

Series A	1.45%	$116,200	1.45%	1.41–1.45
Series B	1.45	$116,212	1.45	1.41–1.45
Series C	1.45	$116,173	1.45	1.41–1.45
Series D	1.50	$119,043	1.49	1.44–1.50
Series E	1.50	$119,017	1.49	1.44–1.50

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of November 30, 2011.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Notes to Financial Statements (Unaudited) — continued

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended November 30, 2011, the Trust’s investment adviser fee totaled $3,377,382. EVM also serves as administrator of the Trust, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Trust for fees and other expenses at an annual rate of 0.20% of the Trust’s average daily gross assets during the first five full years of the Trust’s operations, 0.15% of the Trust’s average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. The Trust concluded its first seven full years of operations on June 29, 2011. Pursuant to this agreement, EVM waived $260,101 of its investment adviser fee for the six months ended November 30, 2011.

Except for Trustees of the Trust who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $141,894,328 and $140,901,004, respectively, for the six months ended November 30, 2011.

6 Common Shares of Beneficial Interest

Common shares issued pursuant to the Trust’s dividend reinvestment plan for the six months ended November 30, 2011 and the year ended May 31, 2011 were 6,135 and 75,276, respectively.

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$916,562,093

Gross unrealized appreciation	$12,239,553
Gross unrealized depreciation	(32,723,286)

Net unrealized depreciation	$(20,483,733)

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Notes to Financial Statements (Unaudited) — continued

8 Restricted Securities

At November 30, 2011, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks
Panolam Industries International, Inc.	12/30/09	280	$153,860	$239,131
RathGibson Acquisition Co., LLC	6/14/10	22,100	117,286	682,890

Total Restricted Securities			$271,146	$922,021

9 Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

12/30/11	British Pound Sterling 6,967,564	United States Dollar 10,850,900	Goldman Sachs, Inc.	$(77,710)
12/30/11	Euro 5,813,488	United States Dollar 7,876,463	HSBC Bank USA	62,694
1/31/12	Euro 6,990,058	United States Dollar 9,925,323	Deutsche Bank	527,366
2/29/12	British Pound Sterling 3,124,262	United States Dollar 4,852,886	JPMorgan Chase Bank	(44,747)
2/29/12	Euro 8,800,970	United States Dollar 11,764,257	Citibank NA	(72,003)

				$395,600

Purchases
				Net Unrealized
Settlement Date	In Exchange For	Deliver	Counterparty	Depreciation

12/30/11	British Pound Sterling 2,929,485	United States Dollar 4,722,148	JPMorgan Chase Bank	$(127,256)

At November 30, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Notes to Financial Statements (Unaudited) — continued

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $321,716.

The non-exchange traded derivatives in which the Trust invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At November 30, 2011, the maximum amount of loss the Trust would incur due to counterparty risk was $590,060, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $527,366. To mitigate this risk, the Trust has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Trust or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Trust if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2011 was as follows:

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Forward Foreign Currency Exchange Contracts	$590,060	$(321,716)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Forward Foreign Currency Exchange Contracts	$2,715,233	$653,102

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended November 30, 2011, which is indicative of the volume of this derivative type, was approximately $59,064,000.

10 Credit Agreement

The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $265 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, the Trust pays a commitment fee of 0.15% on the borrowing limit. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2011, the Trust had borrowings outstanding under the Agreement of $250,000,000 at an interest rate of 1.20%. The carrying amount of the borrowings at November 30, 2011 approximated its fair value. For the six months ended November 30, 2011, the average borrowings under the Agreement and the average annual interest rate were $247,306,010 and 1.17%, respectively.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Notes to Financial Statements (Unaudited) — continued

11 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12 Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$811,164,687	$1,523,183	$812,687,870
Corporate Bonds & Notes	—	45,859,169	136,761	45,995,930
Asset-Backed Securities	—	3,799,354	—	3,799,354
Common Stocks	212,146	5,523,831	5,633,522	11,369,499
Warrants	—	22,817	0	22,817
Short-Term Investments	—	22,202,890	—	22,202,890

Total Investments	$212,146	$888,572,748	$7,293,466	$896,078,360

Forward Foreign Currency Exchange Contracts	$—	$590,060	$—	$590,060

Total	$212,146	$889,162,808	$7,293,466	$896,668,420

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(321,716)	$—	$(321,716)

Total	$—	$(321,716)	$—	$(321,716)

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments in
	Floating-Rate	Bonds &	Common Stocks
	Interests	Notes	and Warrants	Total

Balance as of May 31, 2011	$1,630,220	$164,959	$8,431,442	$10,226,621
Realized gains (losses)	(810,910)	78,413	(43,337)	(775,834)
Change in net unrealized appreciation (depreciation)*	768,341	73,607	(21,225)	820,723
Cost of purchases(1)	12,801	4,037	—	16,838
Proceeds from sales(1)	(257,438)	(187,457)	(649)	(445,544)
Accrued discount (premium)	9,666	3,152	—	12,818
Transfers to Level 3**	170,503	50	—	170,553
Transfers from Level 3**	—	—	(2,732,709)	(2,732,709)

Balance as of November 30, 2011	$1,523,183	$136,761	$5,633,522	$7,293,466

Change in net unrealized appreciation (depreciation) on investments still held as of November 30, 2011*	$(33,254)	$(13,971)	$(65,211)	$(112,436)

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.
(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Trust

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Trust

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2011, Trust records indicate that there are 51 registered shareholders and approximately 20,862 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFT.

Eaton Vance
Floating-Rate Income Trust

November 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2224-1/12	CE-FLRINCSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 11, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	January 11, 2012

By:	/s/ Scott H. Page Scott H. Page
President

Date:	January 11, 2012